Derivative liabilities (Details 2) - $ / shares	1 Months Ended	12 Months Ended
	Aug. 16, 2019	Dec. 31, 2024	Dec. 31, 2023
Quoted market price on valuation date	$ 0.034	$ 0.015	$ 0.012
Effective contractual conversion rates	$ 0.026	$ 0.012	$ 0.009
Contractual term to maturity	6 months	3 months	3 months
Risk-adjusted interest rate	10.00%	10.00%	10.00%
Bottom [Member]
Volatility	200.36%	200.36%	200.36%
Top [Member]
Volatility	332.78%	332.78%	332.78%